Condensed Consolidated Balance Sheets (OneMain Holdings Inc) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 924,552	$ 485,559	$ 433,712
Investment securities	1,788,000,000	1,867,000,000	2,935,000,000
Net finance receivables:
Personal loans (includes loans of consolidated VIEs of $9.8 billion in 2016, $11.4 billion in 2015 and $1.9 billion in 2014)	13,656,000,000	13,267,000,000	3,831,000,000
SpringCastle Portfolio (includes loans of consolidated VIEs of $1.7 billion in 2015 and $2.0 billion in 2014)		1,576,000,000	1,979,000,000
Net finance receivables	13,870,000,000	154,000,000	6,483,000,000
Unearned insurance premium and claim reserves		(662,000,000)	(217,000,000)
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $500 million in 2016, $431 million in 2015 and $72 million in 2014)	(672,000,000)	(587,000,000)	(176,000,000)
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	166,000,000	796,000,000	205,000,000
Restricted cash and cash equivalents (includes restricted cash and cash equivalents of consolidated VIEs of $548 million in 2016, $663 million in 2015 and $210 million in 2014)	558,000,000	676,000,000	218,000,000
Goodwill	1,422,000,000	144,000,000,000	0
Other assets		638,000,000	464,000,000
Total assets	8,348,596	7,758,149	4,929,120
Liabilities and Shareholders' Equity
Long-term debt (includes debt of consolidated VIEs of $8.3 billion in 2016, $11.7 billion in 2015 and $3.6 billion in 2014)	139,940,000	17,300,000,000	8,356,000,000
Insurance claims and policyholder liabilities		747,000,000	229,000,000
Other liabilities (includes other liabilities of consolidated VIEs of $14 million in 2016 and $15 million in 2015)		384,000,000	238,000,000
Total liabilities	69,436	107,963	2,537,156
Commitments and contingent liabilities
Shareholders' equity:
Common stock, par value $.01 per share; 2,000,000,000 shares authorized, 134,754,696, 134,494,172 and 114,832,895 shares issued and outstanding at September 30, 2016, December 31, 2015 and 2014, respectively	2,233,258	2,165,405	2,158,111
Accumulated other comprehensive income (loss)		(33,000,000)	3,000,000
Retained earnings	(23,567,210)	(20,381,450)	(14,683,252)
OneMain Holdings, Inc. shareholders' equity	8,279,160	7,650,186	2,391,964
Total shareholders' equity	3,046,000,000	2,605,000,000	1,932,000,000
Total liabilities and shareholders' equity	8,348,596	7,758,149	4,929,120
OneMain Holdings Inc [Member]
Assets
Cash and cash equivalents	658,000,000	939,000,000	879,000,000
Investment securities	1,788,000,000	1,867,000,000	2,935,000,000
Net finance receivables:
Personal loans (includes loans of consolidated VIEs of $9.8 billion in 2016, $11.4 billion in 2015 and $1.9 billion in 2014)	13,656,000,000	13,267,000,000	3,831,000,000
SpringCastle Portfolio (includes loans of consolidated VIEs of $1.7 billion in 2015 and $2.0 billion in 2014)		1,576,000,000	1,979,000,000
Real estate loans	201,000,000	524,000,000	625,000,000
Retail sales finance	13,000,000	23,000,000	48,000,000
Net finance receivables	13,870,000,000	15,390,000,000	6,483,000,000
Unearned insurance premium and claim reserves	(608,000,000)	(662,000,000)	(217,000,000)
Allowance for finance receivable losses (includes allowance of consolidated VIEs of $500 million in 2016, $431 million in 2015 and $72 million in 2014)	(672,000,000)	(587,000,000)	(176,000,000)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	12,590,000,000	14,141,000,000	6,090,000,000
Finance receivables held for sale (includes finance receivables held for sale of consolidated VIEs of $435 million in 2015)	166,000,000	796,000,000	205,000,000
Restricted cash and cash equivalents (includes restricted cash and cash equivalents of consolidated VIEs of $548 million in 2016, $663 million in 2015 and $210 million in 2014)	558,000,000	676,000,000	218,000,000
Goodwill	1,422,000,000	1,440,000,000
Other intangible assets	507,000,000	559,000,000	21,000,000
Other assets	664,000,000	638,000,000	464,000,000
Total assets	18,353,000,000	21,056,000,000	10,812,000,000
Liabilities and Shareholders' Equity
Long-term debt (includes debt of consolidated VIEs of $8.3 billion in 2016, $11.7 billion in 2015 and $3.6 billion in 2014)	13,994,000,000	17,300,000,000	8,356,000,000
Insurance claims and policyholder liabilities	752,000,000	747,000,000	229,000,000
Deferred and accrued taxes	72,000,000	20,000,000	152,000,000
Other liabilities (includes other liabilities of consolidated VIEs of $14 million in 2016 and $15 million in 2015)	489,000,000	384,000,000	238,000,000
Total liabilities	15,307,000,000	18,451,000,000	8,975,000,000
Commitments and contingent liabilities
Shareholders' equity:
Common stock, par value $.01 per share; 2,000,000,000 shares authorized, 134,754,696, 134,494,172 and 114,832,895 shares issued and outstanding at September 30, 2016, December 31, 2015 and 2014, respectively	1,000,000	1,000,000	1,000,000
Additional paid-in capital	1,545,000,000	1,533,000,000	529,000,000
Accumulated other comprehensive income (loss)	4,000,000	(33,000,000)	3,000,000
Retained earnings	1,496,000,000	1,250,000,000	1,492,000,000
OneMain Holdings, Inc. shareholders' equity	3,046,000,000	2,751,000,000	2,025,000,000
Non-controlling interests		(146,000,000)	(188,000,000)
Total shareholders' equity	3,046,000,000	2,605,000,000	1,837,000,000
Total liabilities and shareholders' equity	$ 18,353,000,000	$ 21,056,000,000	$ 10,812,000,000